Reconciliation to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The reconciliation of net assets available for benefits per the Form 5500 to the financial statements is as follows:

	December 31,
	2025	2024
Net assets available for benefits per Form 5500	$257,283,629	$212,161,080
Certain deemed distributions of participant loans	563,959	338,059
Excess contributions refundable	—	(36,465)
Net assets available for benefits per financial statements	$257,847,588	$212,462,674

The reconciliation of changes in net assets available for benefits per the Form 5500 to the financial statements is as follows:

	Year Ended December 31,
	2025	2024
Changes in net assets available for benefits per Form 5500	$45,122,549	$21,624,799
Add: distributions from current year amounts deemed distributed	563,959	338,059
Less: distributions from prior year amounts deemed distributed	(338,059)	—
Add: excess contributions at beginning of year	36,465	7,980
Less: excess contributions at end of year	—	(36,465)
Changes in net assets available for benefits before transfers per financial statements	$45,384,914	$21,934,373